Leases (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Operating Lease, Liability	$ 4,434	$ 5,445	$ 5,967
Weighted-average remaining lease term		4 years 7 months 6 days	3 years 6 months
Weighted-average discount rate		11.43%	11.50%
Cash [Member]
Cash and Cash Equivalents [Line Items]
Operating Lease, Liability		$ 2,000	$ 1,900